ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	6 Months Ended	8 Months Ended
	Feb. 28, 2015	Aug. 31, 2014
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	P7Y	P7Y
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	P5Y	P5Y
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	P7Y	P7Y